SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENTED INFORMATION
SEGMENTED INFORMATION

23. SEGMENTED INFORMATION

Agnico Eagle operates in a single industry, namely exploration for and production of gold. The Company’s primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer for the purpose of allocating resources and assessing performance and that represent more than 10.0% of the combined revenue from mining operations, income or loss or total assets of all operating segments. Each of the Company’s significant operating mines and projects are considered to be separate operating segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed where the Company believes that the information is useful. The CODM also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development expenses and impairment losses and reversals) on a mine-by-mine basis. The following are the Company’s reportable segments organized according to their relationship with the Company’s three business units and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Northern Business:	LaRonde mine, LaRonde Zone 5 mine, Lapa mine, Goldex mine, Meadowbank mine including the Amaruq deposit, Canadian Malartic joint operation, Meliadine project and Kittila mine
Southern Business:	Pinos Altos mine, Creston Mascota mine and La India mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and Latin America Exploration office

Revenues from mining operations and production costs for the reportable segments are reported net of intercompany transactions.

Corporate and other assets and specific income and expense items are not allocated to reportable segments.

The Company has adjusted its operating segments as a result of the acquisition of the additional 50.0% of the CMC Exploration Assets on March 28, 2018 (see Note 5). The Company has reclassified the CMC Exploration Assets and applicable exploration expenses from the Canadian Malartic joint operation segment into the Exploration segment and comparative information has been restated to reflect this change.

	Year Ended December 31, 2018
	Revenues		Exploration
	from		and		Segment
	Mining	Production	Corporate		Income
	Operations	Costs	Development	Impairment Loss	(Loss)
Northern Business:
LaRonde mine	$516,673	$(228,294)	$—	$—	$288,379
LaRonde Zone 5 mine	21,327	(12,991)	—	—	8,336
Lapa mine	39,797	(27,870)	—	—	11,927
Goldex mine	152,426	(78,533)	—	—	73,893
Meadowbank mine	323,142	(211,147)	(25,128)	—	86,867
Canadian Malartic joint operation	448,526	(199,761)	(488)	(250,000)	(1,723)
Kittila mine	237,284	(157,032)	—	—	80,252
Total Northern Business	1,739,175	(915,628)	(25,616)	(250,000)	547,931

Southern Business:
Pinos Altos mine	270,855	(138,362)	—	—	132,493
Creston Mascota mine	54,673	(37,270)	—	—	17,403
La India mine	126,518	(69,095)	—	(39,017)	18,406
Total Southern Business	452,046	(244,727)	—	(39,017)	168,302
Exploration	—	—	(112,054)	(100,676)	(212,730)
Segments totals	$2,191,221	$(1,160,355)	$(137,670)	$(389,693)	$503,503
Total segments income					$503,503
Corporate and other:
Amortization of property, plant and mine development					(553,933)
General and administrative					(124,873)
Finance costs					(96,567)
Loss on derivative financial instruments					(6,065)
Environmental remediation					(14,420)
Foreign currency translation loss					(1,991)
Other income					35,294
Loss before income and mining taxes					$(259,052)

	Year Ended December 31, 2017
	Revenues		Exploration
	from		and	Segment
	Mining	Production	Corporate	Income
	Operations	Costs	Development	(Loss)
Northern Business:
LaRonde mine	$484,488	$(185,488)	$—	$299,000
Lapa mine	64,572	(38,786)	—	25,786
Goldex mine	139,665	(71,015)	—	68,650
Meadowbank mine	449,025	(224,364)	(28,871)	195,790
Canadian Malartic joint operation	404,441	(188,568)	(489)	215,384
Kittila mine	248,761	(148,272)	—	100,489
Total Northern Business	1,790,952	(856,493)	(29,360)	905,099
Southern Business:
Pinos Altos mine	257,905	(108,726)	—	149,179
Creston Mascota mine	63,798	(31,490)	—	32,308
La India mine	129,949	(61,133)	—	68,816
Total Southern Business	451,652	(201,349)	—	250,303
Exploration	—	—	(112,090)	(112,090)
Segments totals	$2,242,604	$(1,057,842)	$(141,450)	$1,043,312
Total segments income				$1,043,312
Corporate and other:
Amortization of property, plant and mine development				(508,739)
General and administrative				(115,064)
Impairment loss on equity securities				(8,532)
Finance costs				(78,931)
Gain on derivative financial instruments				17,898
Environmental remediation				(1,219)
Foreign currency translation loss				(13,313)
Other income				3,877
Income before income and mining taxes				$339,289

	Total Assets as at
	December 31,	December 31,
	2018	2017
Northern Business:
LaRonde mine	$794,155	$845,113
LaRonde Zone 5 mine	59,420	25,037
Lapa mine	11,654	17,867
Goldex mine	289,393	275,132
Meadowbank mine	681,761	565,355
Canadian Malartic joint operation	1,550,565	1,810,162
Meliadine project	1,645,360	1,194,414
Kittila mine	1,082,017	982,378
Total Northern Business	6,114,325	5,715,458

Southern Business:
Pinos Altos mine	551,179	668,492
Creston Mascota mine	47,960	50,144
La India mine	315,411	427,957
Total Southern Business	914,550	1,146,593
Exploration	489,270	410,241
Corporate and other	334,698	593,309
Total assets	$7,852,843	$7,865,601

The following table sets out the changes in the carrying amount of goodwill by segment for the years ended December 31, 2017 and December 31, 2018:

			Canadian
	Meliadine	La India	Malartic Joint
	Project	Mine	Operation	Exploration		Total
Cost:
Balance at December 31, 2017	$200,064	$39,017	$657,792	$		$896,873
Acquisition (Note 5)	—	—	(60,000)		60,000	—
Balance at December 31, 2018	$200,064	$39,017	$597,792		$60,000	$896,873

Accumulated impairment:
Balance at December 31, 2017	$(200,064)	$—	$—		$—	$(200,064)
Impairment loss (Note 24)	—	(39,017)	(250,000)		—	(289,017)
Balance at December 31, 2018	$(200,064)	$(39,017)	$(250,000)		$—	$(489,081)

Carrying amount at December 31, 2017	$—	$39,017	$657,792		$—	$696,809
Carrying amount at December 31, 2018	$—	$—	$347,792		$60,000	$407,792

The following table sets out capital expenditures by segment:

	Capital Expenditures
	Year Ended December 31,
	2018	2017
Northern Business:
LaRonde mine	$77,488	$67,128
LaRonde Zone 5 mine	25,896	22,621
Goldex mine	52,857	57,050
Meadowbank mine	202,353	111,516
Canadian Malartic joint operation	82,833	86,549
Meliadine project	398,090	372,071
Kittila mine	173,704	87,789
Total Northern Business	1,013,221	804,724

Southern Business:
Pinos Altos mine	40,297	49,337
Creston Mascota mine	19,500	8,108
La India mine	9,197	10,783
Total Southern Business	68,994	68,228
Corporate and other	6,885	1,201
Total capital expenditures	$1,089,100	$874,153

The following table sets out revenues from mining operations by geographic area(i):

	Year Ended December 31,
	2018	2017
Canada	$1,501,891	$1,542,191
Mexico	452,046	451,652
Finland	237,284	248,761
Total revenues from mining operations	$2,191,221	$2,242,604

Note :

(i)	Presented based on the location of the mine from which the product originated.

The following table sets out non-current assets by geographic area:

	Non-current Assets as at
	December 31,	December 31,
	2018	2017
Canada	$4,893,840	$4,452,478
Mexico	863,672	1,026,740
Finland	1,007,370	900,831
Sweden	13,812	13,812
United States	1,697	10,206
Total non-current assets	$6,780,391	$6,404,067